PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2018	23,537	341,749	1,959,462	136,991	56,760	2,518,499
Additions	25	14,710	81,936	9,679	194,444	300,794
Divestitures	—	(641)	(16,684)	(2,740)	(238)	(20,303)
Reclassification	—	17,225	16,853	1,137	(35,215)	—
Translation differences and other movements	12	330	(3,130)	(593)	(560)	(3,941)
Balance at December 31, 2018	23,574	373,373	2,038,437	144,474	215,191	2,795,049
Impact of IFRS adoption at January 1, 2019	—	17,226	10,011	36,298	—	63,535
Additions	30	15,560	176,235	18,102	142,227	352,154
Divestitures	—	(884)	(11,281)	(7,673)	(459)	(20,297)
Reclassification	—	5,937	148,102	1,524	(155,563)	—
Translation differences and other movements	5	(2,554)	16	(197)	—	(2,730)
Balance at December 31, 2019	23,609	408,658	2,361,520	192,528	201,396	3,187,711

Accumulated amortization at January 1, 2018	—	142,260	1,555,769	110,210	—	1,808,239
Depreciation	—	10,407	136,793	9,184	—	156,384
Divestitures	—	(627)	(15,976)	(2,621)	—	(19,224)
Translation differences and other movements	—	2,864	(1,050)	(2,714)	—	(900)
Balance at December 31, 2018	—	154,904	1,675,536	114,059	—	1,944,499
Depreciation	—	15,443	159,302	16,737	—	191,482
Divestitures	—	(417)	(11,001)	(3,917)	—	(15,335)
Translation differences and other movements	—	(2,798)	2	209	—	(2,587)
Balance at December 31, 2019	—	167,132	1,823,839	127,088	—	2,118,059

Carrying amount at:
January 1, 2018	23,537	199,489	403,693	26,781	56,760	710,260
December 31, 2018	23,574	218,469	362,901	30,415	215,191	850,550
December 31, 2019	23,609	241,526	537,681	65,440	201,396	1,069,652
of which right-of use assets under IFRS 16	—	15,834	7,612	34,319	—	57,765

Disclosure of quantitative information about right-of-use assets
The main contracts within the scope of IFRS 16 for which the Group is lessee primarily relate to Ferrari stores (included within other assets) and industrial buildings.

	At December 31, 2019	At January 1, 2019
	(€ thousand)
Industrial buildings	15,834	17,226
Plant, machinery and equipment	7,612	10,011
Other assets	34,319	36,298
Right-of-use assets	57,765	63,535
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2019:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at December 31, 2018 (*)	9	—	765	774
Impact of IFRS 16 adoption	17,226	10,011	36,298	63,535
Balance at January 1, 2019	17,235	10,011	37,063	64,309
Additions	3,532	2,800	6,428	12,760
Depreciation	(4,664)	(5,023)	(7,380)	(17,067)
Translation differences and other movements	(269)	(176)	(1,792)	(2,237)
Balance at December 31, 2019	15,834	7,612	34,319	57,765
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(*) Relates to lease assets that were previously recognized as ‘finance leases’ under IAS 17 - Leases.

Disclosure of amounts recognized in Income Statement in relation to leases
Amounts recognized in the income statement in relation to leases for the year ended December 31, 2019 were as follows:

For the year ended December 31, 2019
(€ thousand)
Depreciation of right-of-use assets	17,067
Interest expense on lease liabilities	1,172
Variable lease payments not included in the measurement of lease liabilities	1,143
Expenses relating to short-term leases and leases of low-value assets	4,635
Total expenses recognized	24,017